GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, Net
Balance at beginning of period	$ 24,376	$ 2,635
Additions	39,199	27,002
Amortization	(6,875)	(5,261)
OCI		0
Balance at end of period	56,700	24,376
Technology-Based Intangible Assets [Member]
Intangible assets, Gross
Balance at beginning of period	53,412	31,159
Additions	31,005	22,101
Amortization	0	0
OCI		152
Balance at end of period	84,417	53,412
Accumulated amortization
Balance at beginning of period	(25,548)	(21,810)
Additions	0	0
Amortization	(5,589)	(3,579)
OCI		(159)
Balance at end of period	(31,137)	(25,548)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions	0	0
Amortization	0	0
OCI		0
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	19,115	600
Additions	31,005	22,101
Amortization	(5,589)	(3,579)
OCI		(7)
Balance at end of period	44,531	19,115
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	36,860	31,911
Additions	8,194	4,901
Amortization	0	0
OCI		48
Balance at end of period	45,054	36,860
Accumulated amortization
Balance at beginning of period	(22,161)	(20,727)
Additions	0	0
Amortization	(1,057)	(1,465)
OCI		31
Balance at end of period	(23,218)	(22,161)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions	0	0
Amortization	0	0
OCI		0
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	4,273	758
Additions	8,194	4,901
Amortization	(1,057)	(1,465)
OCI		79
Balance at end of period	11,410	4,273
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,503	18,284
Additions	0	0
Amortization	0	0
OCI		219
Balance at end of period	18,503	18,503
Accumulated amortization
Balance at beginning of period	(12,405)	(11,897)
Additions	0	0
Amortization	(229)	(217)
OCI		(291)
Balance at end of period	(12,634)	(12,405)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions	0	0
Amortization	0	0
OCI		0
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	988	1,277
Additions	0	0
Amortization	(229)	(217)
OCI		(72)
Balance at end of period	$ 759	$ 988